Debt (Details) - USD ($) $ in Thousands												1 Months Ended		12 Months Ended
	Jul. 13, 2024	Nov. 14, 2023	Aug. 15, 2023	Jul. 13, 2023	Jul. 14, 2022	Dec. 03, 2021	Apr. 04, 2021	Dec. 08, 2020	Dec. 08, 2020	Apr. 07, 2020	Dec. 12, 2019	Aug. 24, 2021	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Debt (Details) [Line Items]
Short-term debt interest rate														6.55%		9.56%
Weighted-average interest rate														6.55%	5.25%
Credit mobilization facility									$ 1,000		$ 12,000		$ 12,000	$ 20,000	$ 12,000
Outstanding loans									$ 400		$ 1,000
Line of credit rate								6.00%	6.00%		6.00%
Line of credit variable rate									2.00%
Credit facility line of credit, description					we entered into the Second Amended and Restated Loan Agreement with Live Oak Banking Company which provided an $8.0 million mobilization credit facility with a loan maturity of July 14, 2024 and extended the maturity date of our existing $12.0 million mobilization credit facility to November 14, 2023. The $8.0 million mobilization credit facility requires early payment of principal upon the completion of certain mission milestones. If the milestones are completed, principal payments of $4.1 million and $3.9 million would be due prior to loan maturity in 2023 and 2024, respectively. The $12.0 million mobilization credit facility requires principal payments of $8.0 million on August 15, 2023 and $4.0 million on November 14, 2023. The mobilization credit facilities bear interest (payable monthly) at a rate per annum equal to the greater of (a) the prime rate, as published in the Wall Street Journal newspaper, plus 2% and (b) 5%. The mobilization credit facilities require the Company to meet certain financial and other covenants and are secured by substantially all of the assets of the Company.
Outstanding loans															$ 100
Paycheck Protection Program [Member]
Debt (Details) [Line Items]
Loan proceeds							$ 1,800			$ 1,800
First Insurance Funding [Member]
Debt (Details) [Line Items]
Line of credit rate														5.90%
Loan proceeds						$ 100						$ 100
Live Oak Loan Agreement [Member]
Debt (Details) [Line Items]
Basis spread on variable rate								6.00%
Live Oak Loan Agreement [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate											6.00%
Live Oak Loan Agreement [Member] | Prime Rate [Member]
Debt (Details) [Line Items]
Basis spread on variable rate								2.00%
Secured Debt [Member] | Live Oak Loan Agreement [Member] | Line of Credit [Member] | Minimum [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity											$ 1,000
Secured Debt [Member] | Line of Credit [Member] | Live Oak Loan Agreement [Member] | Maximum [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity											12,000
Secured Debt [Member] | Line of Credit [Member] | Restated Loan Agreement [Member] | Live Oak Loan Agreement [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity					$ 12,000								$ 12,000
Long-term debt														$ 20,000		$ 20,000
Secured Debt [Member] | Line of Credit [Member] | Restated Loan Agreement [Member] | Live Oak Loan Agreement [Member] | Maximum [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate																5.00%
Secured Debt [Member] | Line of Credit [Member] | Restated Loan Agreement [Member] | Live Oak Loan Agreement [Member] | Minimum [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate																2.00%
Secured Debt [Member] | Line of Credit [Member] | Restated Loan Agreement [Member] | Forecast [Member] | Live Oak Loan Agreement [Member]
Debt (Details) [Line Items]
Principal payment	$ 3,900	$ 4,000	$ 8,000	$ 4,100
Secured Debt [Member] | Line of Credit [Member] | Facility One [Member] | Restated Loan Agreement [Member] | Live Oak Loan Agreement [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity					8,000
Secured Debt [Member] | Line of Credit [Member] | Facility One [Member] | Restated Loan Agreement [Member] | Forecast [Member] | Live Oak Loan Agreement [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity		$ 12,000
Secured Debt [Member] | Line of Credit [Member] | Facility Two [Member] | Restated Loan Agreement [Member] | Live Oak Loan Agreement [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity					$ 8,000
Revolving Credit Facility [Member] | Line of Credit [Member] | Live Oak Loan Agreement [Member]
Debt (Details) [Line Items]
Line of credit facility, maximum borrowing capacity								$ 1,000	$ 1,000		$ 400